Employee Cost - Summary of Change in Plan Assets for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Remeasurements (gains) / losses
Defined benefit pension plan amendment cost/(credit)	$ 181.9	₨ 14,950,700		₨ (848,100)
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	157.3	12,918,100	₨ 12,313,100
Interest cost	(11.6)	(956,000)	(831,200)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	0.1	11,000	110,100
Employer's contributions	23.9	1,962,600	529,500
Benefits paid	(9.5)	(777,700)	(839,300)
End of the year	184.1	15,129,700	12,918,100	12,313,100
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Beginning of the year		(40,719,100)
Service cost	96.2	7,902,800	11,823,100	12,715,200
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from demographic assumptions	0.1	5,800	1,045,600	(2,035,000)
Return on plan assets, (excluding amount included in net Interest expense)	(2,611.3)	(214,573,000)	927,500	2,151,000
Actuarial (gains) / losses arising from changes in financial assumptions	(2,777.6)	(228,239,200)	(71,812,300)	84,311,800
Actuarial (gains) / losses arising from changes in experience adjustments	183.8	15,099,700	(274,900)	(7,263,600)
Defined benefit pension plan amendment cost/(credit)	181.9	14,950,700	(2,000)	(1,559,800)
End of the year	(788.7)	(64,810,800)	(40,719,100)
Jaguar Land Rover Pension plan [member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	9,101.0	747,837,100	849,619,600
Service cost	96.2	7,902,800	11,823,100
Interest cost	250.1	20,551,300	17,946,000
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from demographic assumptions	0.1	5,800	1,045,600
Actuarial (gains) / losses arising from changes in financial assumptions	(2,777.6)	(228,239,200)	(71,812,300)
Actuarial (gains) / losses arising from changes in experience adjustments	183.8	15,099,700	(274,900)
Defined benefit pension plan amendment cost/(credit)	(181.9)	(14,950,700)	2,000
Benefits paid	(440.4)	(36,191,400)	(51,317,100)
Member contributions	1.5	120,100	189,400
Premium Paid	0.0	0	(225,000)
Foreign currency translation	62.2	5,112,500	(9,159,300)
End of the year	6,295.0	517,248,000	747,837,100	849,619,600
Jaguar Land Rover Pension plan [member] | Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	9,596.6	788,556,200	810,714,600
Interest cost	288.9	23,737,600	17,333,100
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	(2,611.3)	(214,573,000)	927,500
Employer's contributions	192.9	15,848,300	24,184,800
Benefits paid	(440.4)	(36,191,400)	(51,317,100)
Member contributions	1.5	120,100	189,400
Premium Paid	0.0	0	(225,000)
Expenses paid	(30.7)	(2,519,000)	(2,719,300)
Foreign currency translation	86.2	7,080,000	(10,531,800)
End of the year	$ 7,083.7	₨ 582,058,800	₨ 788,556,200	₨ 810,714,600